VIA EDGAR

March 28, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention:    Office of Filings, Information and Consumer Services

        Re: The Gabelli Global Multimedia Fund Inc. (the "Fund") Preliminary Proxy Materials
              File NO. 811-08476

Ladies and Gentleman:

      On behalf of the Fund, I hereby transmit for filing pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934 the following preliminary proxy materials: (i) Notice of Annual Meeting of Stockholders; (ii) Proxy Statement and (iii) Form of Proxy Card.

      These preliminary proxy materials relate to the annual meeting of stockholders of the Fund to be held on May 19, 2008, at which stockholders will be asked to (i) elect three (3) Directors of the Fund, (ii) to consider and vote upon an amendment to the Fundamental investment restriction regarding the Fund's investment policy on borrowing and (iii) such other matters as may properly come before said meeting. The Fund plans to mail the notice, proxy statement and proxy card to stockholders on or about April 14, 2008. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

      Please contact me at (617) 338-4595 with any questions or comments.

                                                  Very truly yours,

                                                  /s/ David James
                                                  -----------------------
                                                  David James
                                                  Assistant Secretary

cc:   B. Alpert
      A. Mullady
      C. Austin
      R. DiMartino, Esq.
      D. Joire, Esq.